SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF REVENUE RECOGNITION

The Company recognized the following forms of revenue for the three and nine months ended December 31, 2023 and 2022:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2023	2022	2023	2022
	$	$	$	$
Technology fee sales	2,780,094	2,253,187	8,280,473	6,240,042
Device sales	192,878	205,994	604,561	656,580
Total	2,972,972	2,459,181	8,885,034	6,896,622

The Company recognized the following forms of revenue for the fiscal years ended March 31, 2023 and 2022:

	2023	2022
	$	$
Technology fees	8,802,032	5,904,393
Device sales	837,025	995,876
Service-related and other revenue	-	750,000
	9,639,057	7,650,269

SCHEDULE OF INVENTORIES
	As of December 31, 2023	As of March 31, 2023
	$	$
Raw material	1,175,790	1,186,735
Finished goods	873,120	1,150,271
	2,048,910	2,337,006

	2023	2022
	$	$
Raw material	1,186,735	468,454
Finished goods	1,150,271	374,470

	2,337,006	842,924

SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of financial instruments measured on a recurring basis is as follows:

	As of December 31, 2023
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities, short-term	$928,333	$—	$—	$928,333
Derivative liabilities, long-term	1,139,293	—	—	1,139,293
Total liabilities at fair value	$2,067,626	$—	$—	$2,067,626

	As of March 31, 2023
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities, short-term	$1,008,216	$—	$—	$1,008,216
Derivative liabilities, long-term	759,065	—	—	759,065
Total liabilities at fair value	$1,767,281	$—	$—	$1,767,281

The fair value of financial instruments measured on a recurring basis is as follows (in thousands):

	As of March 31, 2023
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities, short-term	$1,008,216	$—	$—	$1,008,216
Derivative liabilities, long-term	759,065	—	—	759,065
Total liabilities at fair value	$1,767,281	$—	$—	$1,767,281

	As of March 31, 2022
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities, short-term	$520,747	$—	$—	$520,747
Derivative liabilities, long-term	352,402	—	—	352,402
Total liabilities at fair value	$873,149	$—	$—	$873,149

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES
Office equipment	5 years
Leasehold improvement	5 years

Office equipment	5 years
Leasehold improvement	5 years